DECOMMISSIONING LIABILITIES - Disclosure of Detailed Information About Decommissioning Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Decommissioning Liabilities [Line Items]
Balance	$ 151,564	$ 149,017
Change in rehabilitation provision	(1,004)	(5,549)
Reclamation costs incurred	(1,103)	(275)
Accretion expense	9,610	8,325
Foreign exchange gain		46
Balance	159,067	151,564
San Dimas [Member]
Decommissioning Liabilities [Line Items]
Balance	14,203	15,423
Change in rehabilitation provision	(2,346)	(2,687)
Reclamation costs incurred	0	0
Accretion expense	1,372	1,467
Foreign exchange gain		0
Balance	13,229	14,203
Santa Elena [Member]
Decommissioning Liabilities [Line Items]
Balance	12,687	10,839
Change in rehabilitation provision	(1,302)	816
Reclamation costs incurred	(387)	0
Accretion expense	1,228	1,032
Foreign exchange gain		0
Balance	12,226	12,687
La Encantada [Member]
Decommissioning Liabilities [Line Items]
Balance	11,748	11,306
Change in rehabilitation provision	(1,362)	(634)
Reclamation costs incurred	(140)	0
Accretion expense	1,136	1,076
Foreign exchange gain		0
Balance	11,382	11,748
Jerritt Canyon [Member]
Decommissioning Liabilities [Line Items]
Balance	101,322	100,979
Change in rehabilitation provision	6,165	(3,183)
Reclamation costs incurred	(480)	(270)
Accretion expense	4,798	3,796
Foreign exchange gain		0
Balance	111,805	101,322
Non-Operating Properties [Member]
Decommissioning Liabilities [Line Items]
Balance	11,604	10,470
Change in rehabilitation provision	(2,159)	139
Reclamation costs incurred	(96)	(5)
Accretion expense	1,076	954
Foreign exchange gain		46
Balance	$ 10,425	$ 11,604